Trade and Other Receivables	12 Months Ended
Jun. 30, 2018
Subclassifications of assets, liabilities and equities [abstract]
Trade and Other Receivables
TRADE AND OTHER RECEIVABLES

	US dollar
Figures in million	2018	2017

Non-current assets

Financial assets

Loans to associates (b)	8	9
Loan to ARM BBEE Trust (c)	19	17
Provision for impairment (b) (c)	(9)	(12)

Total non-current trade and other receivables	18	14

Current assets

Financial assets

Trade receivables (gold)	39	27
Other trade receivables	9	9
Provision for impairment	(4)	(4)

Trade receivables - net	44	32
Interest and other receivables (a)	—	6
Employee receivables	1	1

Non-financial assets

Prepayments	6	6
Value added tax	23	30
Income and mining taxes	9	1

Total current trade and other receivables	83	76

(a)	No impairment allowance is necessary in respect of any balances included in interest and other receivables as all amounts are classified as fully performing.

(b)
The balance in 2018 comprises US$8.4 million (2017: US$8.8 million) owed by Pamodzi Gold Limited (Pamodzi). Pamodzi was placed into liquidation during 2009 and the loan was provided in full. Harmony is a concurrent creditor in the Pamodzi Orkney liquidation.

(c)
During 2016, Harmony advanced US$13.5 million to the ARM BBEE Trust, shareholder of African Rainbow Minerals Limited (ARM). The trust is controlled and consolidated by ARM, who holds 12.7% of Harmony's shares. Harmony is a trustee of the ARM BBEE Trust. The loan is subordinated and unsecured. The interest is market related (3 months JIBAR plus 4.50%) and is receivable on the maturity of the loan on 31 December 2022. During the year, the loan was tested for impairment and a reversal of US$3.2 million was recognised following an increase in the ARM share price, compared to a provision of US$1.0 million recorded in June 2017. The recoverable amount of US$18.5 million (2017: US$14.0 million) was calculated using a discounted cash flow model. The cash flows in the model includes projected interest payments and projected ARM share price on the expected repayment date.

The movement in the provision for impairment of current trade receivables during the year was as follows:

	US dollar
Figures in million	2018	2017

Balance at beginning of year	4	2
Impairment loss recognised	1	1
Translation	(1)	1

Balance at end of year	4	4

19	TRADE AND OTHER RECEIVABLES continued
The movement in the provision of non-current loans receivable during the year was as follows:

	US dollar
Figures in million	2018	2017

Balance at beginning of year	12	13
Impairment loss recognised	—	1
Reversal of impairment loss	(3)	(3)
Translation	—	1

Total provision of non-current loans receivable	9	12

The ageing of current trade receivables at the reporting date was:

	US dollar
Figures in million	Gross	Impairment

30 June 2018

Fully performing	42	1
Past due by 1 to 30 days	1	—
Past due by 31 to 60 days	2	—
Past due by 61 to 90 days	—	—
Past due by more than 90 days	1	1
Past due by more than 361 days	2	2

	48	4

30 June 2017

Fully performing	31	—
Past due by 1 to 30 days	1	—
Past due by 31 to 60 days	—	—
Past due by 61 to 90 days	1	1
Past due by more than 90 days	1	1
Past due by more than 361 days	2	2

	36	4

The ageing of non-current loans receivable at the reporting date was:

	US dollar
Figures in million	Gross	Impairment

30 June 2018

Fully performing	19	1
Past due by 1 to 30 days	—	—
Past due by 31 to 60 days	—	—
Past due by 61 to 90 days	—	—
Past due by more than 361 days	8	8

	27	9

19	TRADE AND OTHER RECEIVABLES continued
The ageing of non-current loans receivable continued

	US dollar
Figures in million	Gross	Impairment

30 June 2017

Fully performing	17	3
Past due by 1 to 30 days	—	—
Past due by 31 to 60 days	—	—
Past due by 61 to 90 days	—	—
Past due by more than 361 days	9	9

	26	12

The majority of fully performing trade receivables are indirectly associated with financial institutions of good credit quality. Provisions for the other loans and receivables have been raised following an assessment of their credit risk by management.
During 2017 and 2018 there was no renegotiation of the terms of any receivable.
As at 30 June 2018 and 30 June 2017, there was no collateral pledged or held for any of the receivables.